UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22720

KKR Series Trust
(Exact name of registrant as specified in charter)

555 California Street 50th Floor San Francisco, CA			94104
(Address of principal executive offices)			(Zip code)

Nicole J. Macarchuk, Esq. KKR Asset Management LLC 555 California Street 50th Floor San Francisco, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-415-315-3620

Date of fiscal year end:	October 31, 2012

Date of reporting period:	October 31, 2012

Item 1.    Reports to Stockholders.

KKR Series Trust

KKR Alternative High Yield Fund

Annual Report

October 31, 2012

KKR Series Trust	October 31, 2012

Table of Contents

Schedule of Investments	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Report of Independent Registered Public Accounting Firm	21
Approval of Investment Advisory Agreement	22
Disclosure of Fund Expenses	24
Trustees and Officers of KKR Series Trust	26

KKR Series Trust will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. KKR Series Trust’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that KKR Series Trust will use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent period ended June 30 will be available (i) without charge, upon request, by calling 888-564-4517; and (ii) on the Commission’s website at http://www.sec.gov.

KKR Alternative High Yield Fund	October 31, 2012

Schedule of Investments

	Par†		Value
HIGH YIELD SECURITITES - 92.0%
Automobiles & Components - 0.5%
Adesa, Inc.
4.445%, 05/01/2014 (a)	267,000		$267,003
Schaeffler Finance BV
8.500%, 02/15/2019 (b)	187,000		208,739
			475,742
Capital Goods - 7.7%
B/E Aerospace, Inc.
5.250%, 04/01/2022	406,000		423,255
Belden, Inc.
5.500%, 09/01/2022 (b)	868,000		883,190
Building Materials Corp. of America
6.750%, 05/01/2021 (b)	12,000		13,080
Great Lakes Dredge & Dock Corp.
7.375%, 02/01/2019	1,177,000		1,250,562
Jeld-Wen Escrow Corp.
12.250%, 10/15/2017 (b)	1,135,000		1,308,088
Masonite International Corp.
8.250%, 04/15/2021 (b)	112,000		118,720
Mueller Water Products, Inc.
8.750%, 09/01/2020	4,275		4,906
7.375%, 06/01/2017	1,235,000		1,272,050
New Enterprise Stone & Lime Co., Inc.
13.000%, 03/15/2018 (b) (f)	1,748,285		1,783,251
Terex Corp.
6.500%, 04/01/2020	770,000		808,500
			7,865,602
Commercial & Professional Services - 0.8%
ACCO Brands Corp.
6.750%, 04/30/2020 (b)	60,000		61,275
Ceridian Corp. LP
8.875%, 07/15/2019 (b)	524,000		555,440
Verisure Holding MTN
8.750%, 09/01/2018 (b)	EUR	126,000	173,113
			789,828
Consumer Durables & Apparel - 1.9%
Easton-Bell Sports Inc.
9.750%, 12/01/2016	868,000		935,279
FGI Operating Co. LLC
7.875%, 05/01/2020 (b)	82,000		88,970
Fifth & Pacific Cos., Inc.
10.500%, 04/15/2019 (b)	800,000		887,000
			1,911,249
Consumer Services - 3.4%
Caesars Entertainment Operating Co., Inc.
11.250%, 06/01/2017	1,546,000		1,673,545
Education Management Finance Corp. LLC
8.750%, 06/01/2014	1,075,000		838,500
Equinox Holdings, Inc.
9.500%, 02/01/2016 (b)	321,000		341,062
Penn National Gaming, Inc.
8.750%, 08/15/2019	573,000		640,327
			3,493,434

See notes to financial statements.

Schedule of Investments (continued)

	Par†		Value
HIGH YIELD SECURITITES (continued)
Diversified Financials - 6.3%
E*TRADE Financial Corp.
12.500%, 11/30/2017	960,000		$1,087,200
7.875%, 12/01/2015	1,000,000		1,013,750
FTI Consulting, Inc.
6.750%, 10/01/2020	1,015,000		1,080,975
Nuveen Investments, Inc.
9.125%, 10/15/2017 (b)	827,000		825,966
5.500%, 09/15/2015	585,000		558,675
TransUnion Financing Corp. LLC
11.375%, 06/15/2018	1,590,000		1,844,400
			6,410,966
Energy - 3.7%
Bill Barrett Corp.
7.625%, 10/01/2019	774,000		820,440
Hilcorp Energy I Finance Co. LP
7.625%, 04/15/2021 (b)	59,000		64,310
McJunkin Red Man Corp.
9.500%, 12/15/2016	1,591,000		1,719,871
Plains Exploration & Production Co.
6.125%, 06/15/2019	496,000		494,760
SandRidge Energy, Inc.
8.000%, 06/01/2018 (b)	490,000		514,500
7.500%, 03/15/2021 (b)	112,000		116,480
			3,730,361
Food & Staples Retailing - 0.8%
SUPERVALU, Inc.
8.000%, 05/01/2016	219,000		208,598
7.500%, 11/15/2014	584,000		562,830
			771,428
Health Care Equipment & Services - 6.9%
Community Health Systems, Inc.
5.125%, 08/15/2018	372,000		385,950
CRC Health Corp.
10.750%, 02/01/2016	2,590,000		2,434,600
DaVita HealthCare Partners, Inc.
5.750%, 08/15/2022	217,000		226,765
DJO Finance Corp. LLC
8.750%, 03/15/2018 (b)	893,000		953,278
Health Management Associates, Inc.
7.375%, 01/15/2020	236,000		254,290
HealthSouth Corp.
5.750%, 11/01/2024	311,000		314,110
Kinetic Concepts, Inc.
10.500%, 11/01/2018 (b)	946,000		1,007,490
MedAssets, Inc.
8.000%, 11/15/2018	1,300,000		1,410,500
			6,986,983
Insurance - 9.5%
Alliant Holdings I, Inc.
11.000%, 05/01/2015 (b)	4,076,000		4,202,356
CNO Financial Group, Inc.
6.375%, 10/01/2020 (b)	965,000		998,775
Hub International Ltd.
8.125%, 10/15/2018 (b)	1,016,000		1,043,940
Towergate Finance PLC
10.500%, 02/15/2019 (b)	GBP	1,668,000	2,557,167

See notes to financial statements.

Schedule of Investments (continued)

	Par†		Value
HIGH YIELD SECURITITES (continued)
Insurance - (continued)
USI Holdings Corp.
4.310%, 11/15/2014 (a) (b)	873,000		$846,810
			9,649,048
Materials - 5.1%
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (b)	175,000		188,125
Boise Paper Holdings LLC
9.000%, 11/01/2017	392,000		431,200
Cemex
9.500%, 06/15/2018 (b)	550,000		584,375
Cemex Finance LLC
9.375%, 10/12/2022 (b)	54,000		56,430
Cemex Materials LLC
7.700%, 07/21/2025 (b)	447,000		424,650
Kerling PLC
10.625%, 02/01/2017 (b)	EUR	469,000	563,819
LyondellBasell Industries
5.750%, 04/15/2024	56,000		64,820
Momentive Performance Materials, Inc.
12.500%, 06/15/2014	56,000		57,960
Novelis, Inc.
8.375%, 12/15/2017	54,000		58,725
PH Glatfelter Co.
5.375%, 10/15/2020 (b)	133,000		134,829
Reynolds Group Issuer, Inc. LLC
5.750%, 10/15/2020 (b)	850,000		858,500
Ryerson, Inc.
12.000%, 11/01/2015	1,334,000		1,374,020
9.000%, 10/15/2017 (b)	447,000		455,940
			5,253,393
Media - 14.9%
Block Communications, Inc.
7.250%, 02/01/2020 (b)	451,000		479,187
Cablevision Systems Corp.
7.750%, 04/15/2018	1,055,000		1,172,369
Catalina Marketing Corp.
10.500%, 10/01/2015 (b) (f)	2,235,000		2,251,762
CCO Holdings Capital Corp. LLC
7.875%, 04/30/2018	465,000		501,921
7.250%, 10/30/2017	940,000		1,026,950
Cequel Communications Holdings I LLC
8.625%, 11/15/2017 (b)	965,000		1,032,550
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020	1,098,000		1,044,765
Good Sam Enterprises LLC
11.500%, 12/01/2016	2,008,000		2,141,030
Intelsat Jackson Holdings
7.250%, 04/01/2019	500,000		536,250
Nara Cable Funding Ltd.
8.875%, 12/01/2018 (b)	156,000		147,420
Nexstar Broadcasting, Inc.
8.875%, 04/15/2017	685,000		746,650
Norcell Sweden Holding 2
10.750%, 09/29/2019 (b)	EUR	397,000	553,161
Sinclair Television Group, Inc.
8.375%, 10/15/2018	867,000		966,705
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (b)	476,000		476,000

See notes to financial statements.

Schedule of Investments (continued)

	Par†	Value
HIGH YIELD SECURITITES (continued)
Media - (continued)
Sirius XM Radio, Inc.
7.625%, 11/01/2018 (b)	951,000	$1,050,855
TL Aquisitions, Inc.
11.500%, 04/15/2020 (b)	982,000	1,053,195
		15,180,770
Pharmaceuticals, Biotechnology & Life Sciences - 1.1%
Prestige Brands, Inc.
8.125%, 02/01/2020	607,000	682,116
VWR Funding, Inc.
7.250%, 09/15/2017 (b)	417,000	424,298
		1,106,414
Retailing - 6.3%
Express LLC
8.750%, 03/01/2018	1,219,000	1,319,568
Gymboree Corp.
9.125%, 12/01/2018	1,173,000	1,104,086
J Crew Group, Inc.
8.125%, 03/01/2019	1,174,000	1,219,493
Neiman Marcus Group, Inc.
10.375%, 10/15/2015	950,000	970,197
Office Depot, Inc.
9.750%, 03/15/2019 (b)	380,000	377,625
Roofing Supply Group LLC
10.000%, 06/01/2020 (b)	770,000	847,000
Sally Holdings LLC
6.875%, 11/15/2019	528,000	585,420
		6,423,389
Semiconductors & Semiconductor Equipment - 0.5%
Amkor Technology, Inc.
7.375%, 05/01/2018	492,000	495,690
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (b)	2,000	2,140
		497,830
Software & Services - 8.1%
Allen Systems Group, Inc.
10.500%, 11/15/2016 (b) (e)	2,685,000	1,906,350
Fidelity National Information Services, Inc.
7.625%, 07/15/2017	101,000	110,216
iGATE Corp.
9.000%, 05/01/2016	637,000	695,923
Infor US, Inc.
11.500%, 07/15/2018	1,122,000	1,298,715
iPayment, Inc.
10.250%, 05/15/2018	1,706,000	1,501,280
Solera Holdings, Inc.
6.750%, 06/15/2018 (b)	856,000	918,060
West Corp.
11.000%, 10/15/2016	492,000	514,140
8.625%, 10/01/2018	448,000	467,040
7.875%, 01/15/2019	839,000	855,780
		8,267,504
Technology Hardware & Equipment - 4.5%
Aspect Software, Inc.
10.625%, 05/15/2017	965,000	902,275

See notes to financial statements.

Schedule of Investments (continued)

	Par†	Value
HIGH YIELD SECURITITES (continued)
Technology Hardware & Equipment - (continued)
Avaya, Inc.
7.000%, 04/01/2019 (b)	1,227,000	$1,119,637
CDW LLC
12.535%, 10/12/2017	909,000	973,766
8.500%, 04/01/2019	509,000	543,357
CommScope, Inc.
8.250%, 01/15/2019 (b)	986,000	1,062,415
		4,601,450
Telecommunication Services - 6.3%
Cricket Communications, Inc.
7.750%, 05/15/2016	1,451,000	1,534,432
Equinix, Inc.
8.125%, 03/01/2018	469,000	515,900
GCI, Inc.
8.625%, 11/15/2019	1,852,000	2,000,160
6.750%, 06/01/2021	139,000	139,000
MetroPCS Wireless, Inc.
7.875%, 09/01/2018	795,000	870,525
Zayo Group LLC
10.125%, 07/01/2020	186,000	207,855
8.125%, 01/01/2020	1,048,000	1,147,560
		6,415,432
Transportation - 0.8%
Continental Airlines Pass Through Trust, Class B
8.307%, 04/02/2018	203,317	215,516
Sabre, Inc.
8.500%, 05/15/2019 (b)	597,000	619,388
		834,904
Utilities - 2.9%
Calpine Corp.
7.250%, 10/15/2017 (b)	1,385,000	1,468,100
NRG Energy, Inc.
7.625%, 01/15/2018	1,035,000	1,130,737
6.625%, 03/15/2023 (b)	358,000	368,740
		2,967,577
TOTAL HIGH YIELD SECURITITES (amortized cost $93,771,634)		93,633,304

LEVERAGED LOANS - 0.9%
Capital Goods - 0.3%
Husky Injection Molding Term Loan, Tranche 1
5.750%, 06/30/2018	233,069	237,148
Si Organization Term Loan, Tranche B
N/A, 11/22/2016 (c)	62,577	62,264
		299,412
Commercial & Professional Services - 0.2%
Ceridian Extended Term Loan
5.964%, 05/09/2017	199,387	199,387
Insurance- 0.2%
HUB International Term Loan
4.716%, 06/13/2017	245,362	249,042
Materials- 0.1%
General Chemical Term Loan, Tranche B
5.000%, 10/06/2015	123,595	124,522
Transportation - 0.1%
Fly Leasing Ltd. Term Loan, Tranche 1
N/A, 08/09/2018 (c)	61,721	62,338
TOTAL LEVERAGED LOANS (amortized cost $934,701)		934,701

See notes to financial statements.

Schedule of Investments (concluded)

	Par†	Value
ASSET BACKED SECURITY - 0.8%
Banks - 0.8%
Standard Chartered Bank
15.408%, 06/09/2016 (a) (d) (g)	790,000	$828,868
TOTAL ASSET BACKED SECURITY (amortized cost $829,088)		828,868

TOTAL INVESTMENTS (amortized cost $95,535,423) - 93.7%		95,396,873
OTHER ASSETS AND LIABILITIES, NET - 6.3%		6,428,645
NET ASSETS - 100.0%		$101,825,518

†	In U.S. dollars unless otherwise notated.
(a)	Variable rate security, the coupon rate shown is the rate in effect as of October 31, 2012.
(b)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At October 31, 2012, these securities amounted to $38,977,551, which represented 38.3% of net assets.

(c)	Unsettled bank loan, interest rate not available as of October 31, 2012.
(d)	Security considered illiquid. The total value of this security as of October 31, 2012 was $828,868 and represented 0.8% of net assets
(e)	Security considered restricted. The total value of this security as of October 31, 2012 was $1,906,350 and represented 1.9% of net assets
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(g)

Security is fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of October 31, 2012, was $828,868 and represented 0.8% of net assets.

EUR — Euro
GBP — Great British Pound
MTN — Medium Term Note
PLC — Public Limited Company

Sector Weightings:
(% of Net Assets)

United States	86.9%
United Kingdom	3.1%
Singapore	0.8%
Sweden	0.7%
Luxembourg	0.6%
Mexico	0.6%
Canada	0.4%
Ireland	0.3%
Germany	0.2%
Netherlands	0.1%
93.7%
Other Assets and Liabilities, Net	6.3%
100.0%

See notes to financial statements.

KKR Series Trust	October 31, 2012

Statement of Assets and Liabilities

KKR
Alternative
High Yield
Fund
Assets:
Investments, at value (amortized cost $95,535,423)	$95,396,873
Cash	5,188,954
Interest receivable	2,358,693
Receivable from adviser	80,148
Other assets	185,100
Total assets	103,209,768

Liabilities:
Payable for investments purchased	934,700
Payable for deferred offering costs	185,100
Income distribution payable	157,629
Investment advisory fees	14,486
Administration fees	1,630
Accrued expense	90,705
Total liabilities	1,384,250
Net assets	$101,825,518

Net Assets:
Paid-in capital — (Unlimited shares authorized — $0.001 par value)	$101,946,632
Undistributed net investment income	156
Accumulated net realized gain on investments	16,644
Net unrealized depreciation on investments	(138,550)
Net unrealized appreciation foreign currency transactions	636
Net assets	$101,825,518

KKR Class
Net assets	$101,825,518

Shares outstanding at end of period	10,196,251

Net asset value, offering and redemption price per share (Net assets ÷ Shares outstanding)	$9.99

See notes to financial statements.

KKR Series Trust	For the period ended
October 31, 2012

Statement of Operations

KKR
Alternative
High Yield
Fund*
Investment income:
Interest income	$184,458
Total investment income	184,458
Expenses:
Investment advisory fees	14,486
Trustee fees	12,500
Legal fees	22,917
Audit fees	18,500
Printing fees	9,562
Transfer agency fees	5,416
Registration fees	2,045
Pricing fees	1,931
Administration fees	1,630
Custodian/wire agent fees	1,042
Other expenses	3,042
Total expenses	93,071

Less:
Waiver of investment advisory fees	(14,486)
Reimbursement by adviser	(51,912)
Total expenses after fee waivers and reimbursements	26,673

Net investment income	157,785

Net realized gain on:
Investments	763
763
Net change in unrealized appreciation (depreciation) on:
Investments	(138,550)
Foreign currency transactions	636
(137,914)
Total realized and unrealized gain (loss)	(137,151)
Net increase in net assets resulting from operations	$20,634

* The KKR Alternative High Yield Fund commenced operations on October 23, 2012.

See notes to financial statements.

Statement of Changes in Net Assets

KKR
Alternative
High Yield
Fund*
Operations:
Net investment income	$157,785
Net realized gain on investments	763
Net change in unrealized depreciation on investments	(138,550)
Net change in unrealized appreciation foreign currency transactions	636
Net increase in net assets resulting from operations	20,634

Dividends and distributions to shareholders:
Net investment income
KKR Class	(157,629)
Total dividends and distributions	(157,629)

Capital share transactions:
KKR Class:
Shares issued in connection with reorganization (10,186,251 shares)(1)	101,862,513

Net increase from KKR class transactions	101,862,513

Net increase in net assets from capital share transactions	101,862,513

Net increase in net assets	101,725,518

Net assets:
Beginning of period	100,000
End of period	$101,825,518
Undistributed net investment income	$156

* The KKR Alternative High Yield Fund commenced operations on October 23, 2012.

(1) See Note 7 in the notes to the financial statements.

See notes to financial statements.

Financial Highlights

KKR Class Shares

KKR
Alternative
High Yield
Per share operating performance	Fund*
Net asset value, beginning of period	$10.00
Income (loss) from operations:
Net investment income(1)	0.02
Net realized and unrealized loss	(0.01)
Total from operations	0.01
Dividends and distributions from:
Net investment income	(0.02)
Total dividends and distributions	(0.02)
Net asset value, end of period	$9.99
Total return†	0.05%
Ratios to average net assets
Expenses	1.20%**
Expenses (Excluding waivers and reimbursements)	4.18%**
Net investment income	7.08%**
Supplemental Data
Net assets, end of period (000)	$101,826
Portfolio turnover rate†	0.64%

(1)	Per share calculations were performed using average shares.
†	Total return and Portfolio turnover rate are for the period indicated and have not been annualized.
*	Commenced operations on October 23, 2012.
**	Annualized.

See notes to financial statements.

KKR Series Trust	October 31, 2012
Notes to Financial Statements

1. Organization

KKR Series Trust (the “Trust”), was organized on July 16, 2012 as a statutory trust under the laws of the state of Delaware. The Trust is an open-end registered management investment company comprised of one fund, the KKR Alternative High Yield Fund (the “Fund”). The Trust commenced operations on October 23, 2012. The Fund seeks to generate an attractive total return consisting of current income and capital appreciation. The Fund is non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). KKR Asset Management LLC serves as the Fund’s investment adviser (the “Adviser”).

The Fund is registered to offer Investor Class Shares, Institutional Class Shares and KKR Class Shares. As of October 31, 2012, only the KKR Class Shares had commenced operations.

2. Summary of Significant Accounting Policies

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

Valuation of Investments — The Board of Trustees (the “Board”) of the Fund has adopted valuation policies and procedures to ensure investments are valued as required by the 1940 Act. Such valuations are consistent with GAAP.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters, or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes. The Fund has a valuation committee (the “Valuation Committee”), whose members consist of the Fund’s Chief Executive Officer, Chief Financial Officer, General Counsel and certain other employees of the Adviser. The Valuation Committee is responsible for coordinating and implementing the Fund’s valuation process, in accordance with the Board’s valuation policies and procedures and subject to review by the audit committee and the Board as needed.

Assets and liabilities recorded at fair value on the statement of assets and liabilities are categorized based upon the level of judgment associated with the inputs used to measure their value. Hierarchical levels, as defined under GAAP, are directly related to the amount of subjectivity associated with the inputs to fair valuations of these assets and liabilities and are as follows:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.

Level 3 — Inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset.

A significant decrease in the volume and level of activity for the asset or liability is an indication that transactions or quoted prices may not be representative of fair value because in such market conditions there may be increased instances of transactions that are not orderly. In those circumstances, further analysis of transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value.

The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new, whether the product is traded on an active exchange or in the secondary market, and current market conditions. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The variability of the observable inputs affected by the factors described above may cause transfers between Levels 1, 2, and/or 3, which the Fund recognizes at the beginning of the period the inputs change.

Many financial assets and liabilities have bid and ask prices that can be observed in the marketplace. Bid prices reflect the highest price that the Fund and others are willing to pay for an asset. Ask prices represent the lowest price that the Fund and others are willing to accept for an asset. For financial assets and liabilities whose inputs are based on bid-ask prices, the Fund does not require that fair value always be a predetermined point in the bid-ask range. The Fund’s policy is to allow for mid-market pricing and adjusting to the point within the bid-ask range that meets the Fund’s best estimate of fair value.

Depending on the relative liquidity in the markets for certain assets, the Fund may transfer assets to Level 3 if it determines that observable quoted prices, obtained directly or indirectly, are not available.

Assets and liabilities that are valued using Level 3 of the fair value hierarchy are initially valued at transaction price and are subsequently valued using market data for similar instruments (e.g., recent transactions or broker quotes), comparisons to benchmark derivative indices and valuation models. Valuation models are based on discounted cash flow techniques, for which the key inputs are the amount and timing of expected future cash flows, market yields for such instruments and recovery assumptions. Inputs are determined based on relative value analyses, which incorporate similar instruments from similar issuers.

Unless otherwise determined, the valuation process involved in Level 3 measurements for assets and liabilities is completed on a monthly basis and is designed to subject the valuation of Level 3 investments to an appropriate level of consistency, oversight and review. For assets classified as Level 3, the investment professionals are responsible for documenting preliminary valuations based on their evaluation of financial and operating data, company specific developments, market valuations of comparable companies and model projections discussed above, among other factors. All valuations are approved by the Valuation Committee.

The following table presents information about the Fund’s assets measured on a recurring basis as of October 31, 2012, and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
High Yield Securities	$—	$93,633,304	$—	$93,633,304
Leveraged Loans	—	934,701	—	934,701
Asset Backed Security	—	—	828,868	828,868
Total Investments in Securities	$—	$94,568,005	$828,868	$95,396,873

The following table presents additional information about assets that are measured on a recurring basis for which the Fund has utilized Level 3 inputs to determine fair value as of October 31, 2012:

Asset Backed Security
Beginning balance as of October 23, 2012	$—
Reorganization	828,868
Ending balance as of October 31, 2012	$828,868

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. There were no transfers between levels during the reporting period, based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of October 31, 2012. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value as of
Financial Asset	October 31, 2012	Valuation Technique	Unobservable Input
Asset Backed Security	$828,868	Yield Analysis	Discount Margin —1,275 bps

The unobservable inputs used to determine fair value of reoccurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period October 23, 2012 (commencement of operations) to October 31, 2012, there have been no changes to the Fund’s fair value methodologies.

Investment transactions — Investment transactions are accounted for on the trade date, the date the order to buy or sell is executed. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the specific identified cost basis.

Foreign currency transactions — The books and records of the Fund are maintained in U.S. dollars. All investments denominated in foreign currency are converted to the U.S. dollar using prevailing exchange rates at the end of the reporting period. Income, expenses, gains and losses on investments denominated in foreign currency are converted to the U.S. dollar using the prevailing exchange rates on the dates when the transactions occurred.

The Fund does bifurcate that portion of the results of operations resulting from changes in foreign exchange rates on investments and interest from the fluctuations arising from changes in market prices of securities held.

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Redemption Fees — The Fund retains a redemption fee of 2% of the amount redeemed on shares held 30 days or less. The redemption fee is applicable to Investor Class Shares, Institutional Class Shares and KKR Class Shares. Redemption fees are recorded as an increase to paid-in capital. The Fund had no redemption fees for the period from October 23, 2012 (commencement of operations) to October 31, 2012.

Organization and Offering Costs — Organization costs of the Trust were paid by the Adviser under the investment advisory agreement as discussed in Note 4, while offering costs consisting of the initial prospectus and registration of the Fund will be paid by the Fund and amortized over the first 12 months of operations. Offering costs of $185,100 are included in other assets on the statement of assets and liabilities.

Income Taxes — The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and in conformity with the Regulated Investment Company Modernization Act of 2010. The Fund will not be subject to federal income tax to the extent the Fund satisfies the requirements under Section 851 of the Internal Revenue Code, including distributing substantially all of its gross investment company taxable income and capital gains to its shareholders based on the Fund’s fiscal year end of October 31.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely- than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (for the period from commencement of operations to October 31, 2012), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of October 31, 2012, and during the period from October 23, 2012 (commencement of operations) to October 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

Indemnifications — Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations and that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, management expects the risk of loss to be remote.

3. Risk Considerations

The Fund invests mainly in high yield securities, leveraged loans and asset-backed securities. These investments may involve certain risks, including, but not limited to, those described below:

Market Risk — Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the Fund will fluctuate, which means that the shareholder could lose money.

Interest Rate Risk — Interest rates will rise and fall over time. During periods when interest rates are low, the Fund’s yield and total return also may be low. Changes in interest rates also may affect the Fund’s share price: a sharp rise in interest rates could cause the Fund’s share price to fall. The longer the Fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk — The Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money or underperform. The Funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk — A particular investment may be difficult to purchase or sell. The Fund may be unable to sell illiquid securities at an advantageous time or price.

Prepayment and Extension Risk — The Fund’s investments are subject to the risk that the investments may be paid off earlier or later than expected. Either situation could cause the Fund to hold investments paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

High Yield Risk — High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the Fund may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign Investment Risk — The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

4. Agreements

Investment Advisory Agreement — For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly at an annual rate of 0.65% of the Fund’s average daily net assets. The Adviser has contractually agreed to reimburse the Fund so that total annual fund operating expenses do not exceed 1.45%, 1.30% and 1.20% of the average daily net assets of the Investor Class, Institutional Class and KKR Class, respectively (excluding interest, taxes, brokerage commissions, dividend expenses, expenses incurred indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles, extraordinary expenses and certain other Fund expenses) at least until March 1, 2014. Under the agreement, the Adviser may recoup such reimbursements in future periods, not exceeding three years, provided the Fund’s total annual fund operating expenses plus recoupment do not exceed 1.45%, 1.30% and 1.20% of the average daily net assets of the Investor Class, Institutional Class and KKR Class, respectively, for the fiscal year.

As of October 31, 2012 the Adviser has agreed to reimburse the Fund’s organizational expenses of $13,750; these organizational expenses are not subject to recoupment under the agreement.

For the period ended October 31, 2012, the Adviser agreed to waive fees and reimburse expenses to the Fund in the amount of $66,398. As of October 31, 2012, the total of waivers and reimbursements subject to recoupment by the Adviser was $66,398 and management believes that the recoupment of such expenses was not probable.

The Adviser provides day-to-day portfolio management services to the Fund. With regard to the Fund, the Adviser has discretion to purchase and sell investments in accordance with the Fund’s objectives, policies, and restrictions.

Administrator, Custodian and Transfer Agent — SEI Investments Global Fund Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services for an annual fee equal to 0.045% of the Fund’s average daily net assets up to $500 million and 0.035% of the Fund’s average daily net assets over $500 million, subject to a minimum annual fee.

Citibank N.A. (the “Custodian”) serves as the Fund’s Custodian pursuant to a custody agreement. DST Systems, Inc. (the “Transfer Agent”) serves as the Fund’s Transfer Agent pursuant to a transfer agency agreement.

Distribution Agreement — SEI Investments Distribution Co., a wholly-owned subsidiary of the Administrator (the “Distributor”), serves as the Fund’s distributor pursuant to a distribution agreement.

The Fund has adopted a 12b-1 plan under which an annual fee of 0.25% of average daily net assets attributable to Investor Class Shares is charged to pay fees to cover sales, marketing and promotional expenses of the Investor Class Shares, as well as related ancillary services such as account maintenance and customer service to Investor Class shareholders.

The Fund has adopted a shareholder servicing plan under which a fee up to 0.10% of average daily net assets attributable to Institutional Class Shares of the Fund will be paid to banks and their affiliates and other institutions, including broker-dealers, as compensation for providing non-distribution related shareholder services.

Other — Certain officers of the Trust are also officers of the Adviser. Such officers are paid no fees by the Trust for serving as officers of the Trust.

5. Investment Transactions

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, during the period from October 23, 2012 (commencement of operations) to October 31, 2012 were as follows:

KKR Alternative High Yield Fund

Purchases	$934,701
Sales	614,130

There were no purchases or sales of U.S. Government securities.

6. Federal Income Taxes

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed realized gains, undistributed net investment income or accumulated net realized gain, as appropriate, in the period in which the differences arise. Permanent differences are primarily attributable to the basis difference on investments that were transferred in-kind into the Fund. The following permanent differences have been reclassified to/from the following accounts:

		Accumulated
	Paid -in	Realized
	Capital	Gain
KKR Alternative High Yield Fund	$(15,881)	$15,881

These reclassifications have no effect on net assets or net asset value per share of the Fund.

The tax character of dividends declared for the period from October 23, 2012 (commencement of operations) to October 31, 2012 is as follows:

	Ordinary
	Income	Total
KKR Alternative High Yield Fund
2012	$157,629	$157,629

As of October 31, 2012, the components of accumulated losses on a tax basis for the Fund are as follows:

	Undistributed		Other
	Ordinary	Unrealized	Temporary	Total Accumulated
	Income	Appreciation	Differences	Losses)
KKR Alternative High Yield Fund	$174,430	$2,013,612	$(2,309,156)	$(121,114)

Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss.

At October 31, 2012, the total cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fund are as follows:

		Aggregate	Aggregate
		Gross	Gross
	Federal Tax	Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
KKR Alternative High Yield Fund	$93,383,895	$2,805,748	$(792,770)	$2,012,978

7. Reorganization

On September 14, 2012, the Board approved a plan of reorganization that provided for the transfer of all of the assets of the KKR High Yield Fund, L.P., a Delaware Limited Partnership (the “Acquired Fund”), in exchange for KKR Class Shares of the Fund. The Adviser serves as the investment manager to the Acquired Fund. The investments transferred to the Fund from the Acquired Fund are consistent with the Fund’s investment objective.

The consummation of the reorganization was on October 23, 2012. The following are details with respect to the reorganization:

Investments, at value	$95,209,606
Interest receivable	2,240,194
Other receivables	84,957
Cash	4,327,756
Total value	$101,862,513
KKR Class shares issued	10,186,251

For federal income tax purposes, the reorganization was treated as a tax free transaction. The Fund’s basis in its initial assets is the Acquired Fund’s basis adjusted for any gain or loss recognized as a result of a deemed sale election pursuant to Treasury Regulation Section 1.337(d)-7(c).

8. Shares of Beneficial Interest

An affiliate of the Adviser owns 100% of the outstanding Shares of the Fund.

9. Subsequent Events

On November 14, 2012, the Institutional and Investor Class Shares of the Fund commenced operations.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholder of

KKR Alternative High Yield Fund of KKR Series Trust

We have audited the accompanying statement of assets and liabilities of KKR Alternative High Yield Fund of KKR Series Trust (the “Fund”), including the schedule of investments, as of October 31, 2012, and the related statements of operations and changes in net assets for the period from October 23, 2012 (commencement of operations) to October 31, 2012, and the financial highlights for the period from October 23, 2012 (commencement of operations) to October 31, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of KKR Alternative High Yield of KKR Series Trust as of October 31, 2012 and the results of its operations and changes in its net assets for the period from October 23, 2012 (commencement of operations) to October 31, 2012 and the financial highlights for the period from October 23, 2012 (commencement of operations) to October 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

San Francisco, California
December 14, 2012

KKR Series Trust	October 31, 2012
(unaudited)

Approval of Investment Advisory Agreement

Background

At the organizational meeting of the Board of KKR Series Trust (the “Trust”) on September 14, 2012, the members of the Board, including the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved an investment advisory agreement (the “Investment Advisory Agreement”) between KKR Asset Management LLC (the “Adviser”) and the Trust, on behalf of the KKR Alternative High Yield Fund, a series of the Trust (the “Fund”).

The Independent Trustees discussed with management and separately with their independent legal counsel the materials provided by management prior to the scheduled board meeting. The Independent Trustees also received a memorandum from their independent legal counsel concerning the duties of board members in considering approval of investment advisory agreements.

In its consideration of the approval of the Investment Advisory Agreement, the Board considered the following factors:

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser under the Investment Advisory Agreement. The Board also reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who will provide the advisory services to the Fund.

Performance, Fees and Expenses of the Fund

The Board considered the past performance of KKR High Yield Fund L.P., a private fund managed by the Adviser that will be reorganized into the Fund following the commencement of operations by the Fund. KKR High Yield Fund L.P. commenced operations on August 11, 2011 and had an investment objective and strategies that were, in all material respects, the same as those of the Fund and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. It was noted, however, that KKR High Yield Fund L.P. was not registered as an investment company under the 1940 Act and was not subject to certain investment limitations, diversification requirements, liquidity requirements, governance obligations and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance. The Board then considered the performance of other funds with comparable investment strategies and the prior experience of the portfolio management team in managing other funds and accounts.

The Board reviewed the advisory fee rate proposed to be paid by the Fund under the Investment Advisory Agreement. The Board noted that the Adviser and its affiliates do not manage other U.S. registered funds with investment strategies comparable to those of the Fund and considered the Adviser’s management of other accounts. The Board reviewed the anticipated total expense ratio of the Fund and the information regarding management fee rates paid by peer funds.

Approval of Investment Advisory Agreement (concluded)

Economies of Scale

The Board considered the potential growth of the Fund and the structure of the proposed advisory fee schedule, which does not include breakpoints. The Board considered that the Fund’s growth prospects were uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Investment Advisory Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Fund had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. Since the Fund had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

Resources of the Adviser and Relationship with the Fund

The Board considered the financial circumstances of the Adviser and whether the Adviser has the resources necessary to perform its obligations under the Investment Advisory Agreement. The Board also reviewed and considered the proposed relationship between the Fund and the Adviser, including the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Investment Advisory Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.

Other Factors

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interests of the Fund and its future shareholders to approve the Investment Advisory Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Investment Advisory Agreement.

Disclosure of Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	10/23/12	10/31/12	Ratios	Period
KKR Alternative High Yield Fund
Actual Fund Return*
KKR Class	$1,000.00	$1,000.50	1.20%	$0.26
Hypothetical 5% Return**
KKR Class	$1,000.00	$1,019.10	1.20%	$6.09

*                 Actual Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 8/366 (to reflect the inception to date period.)

**          Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the inception to date period.)

Trustees and Officers of KKR Series Trust

				Number of	Other
				Portfolios	Directorships
				in Fund	Held by
		Term of	Principal Occupation(s) During Past	Complex	Trustee
	Position(s)	Office and	Five	Overseen	During the
Name, Age and	Held with	Length of	Years and Other Relevant	by	Last Five
Address	Fund	Service	Experience	Trustee(2)	Years
Interested Trustee(1)

William C. Sonneborn (42)	Chairman of the Board; Trustee; President and Chief Executive Officer	Since September, 2012	Chief Executive Officer of the Adviser and KKR Financial Holdings LLC and a member of KKR’s Management Committee and the Adviser’s Investment Committee (since 2008); President and Chief Operating Officer of the TCW Group, Inc., and CEO of The TCW Funds, Inc. and a member of the executive committee of Societe Generale Asset Management, S.A. (2002 - 2008).	3	KKR Financial Holdings LLC (2008— present); The TCW Funds, Inc. (2002 - 2008).

Independent Trustees(1)

Tobin V. Levy (68) 2 Morven Place Princeton, NJ 08540	Trustee	Since September, 2012	Executive Vice President & Chief Financial Officer, Local Initiatives Support Corporation (non-profit support and resources) (since 2011); Managing Director and Chief Financial Officer of Hedge Fund Strategies Group, Goldman Sachs (financial services firm) (1995 - 2008).	3	AloStar Bank of Commerce.

Jeffrey L. Zlot (41) 101 California Street, Suite 1200 San Francisco, CA 94111	Trustee	Since September, 2012	Managing Director, The Presidio Group LLC (investment consultant and investment banking) (since Dec. 1997).	3	None.

Principal Officers who are not Trustees

Term of
	Position(s) Held	Office and	Principal Occupation(s) During Past Five
Name, Age and Address	with Fund	Length of Service	Years and Other Relevant Experience
Michael R. McFerran (40)	Treasurer and Chief Financial Officer	Since September 2012	Chief Financial Officer, KKR Asset Management LLC (2005—present); Chief Financial Officer (2010—present) and Chief Operating Officer (2008—present), KKR Financial Holdings LLC.

Annette O’Donnell- Butner (44)	Chief Compliance Officer	Since September 2012	Chief Compliance Officer, KKR Asset Management LLC (2009—present); Deputy Director of Compliance, Lehman Brothers (2000 - 2009).

Nicole J. Macarchuk (43)	Secretary and Vice President	Since September 2012

General Counsel, KKR Asset Management LLC (2010—present); General Counsel and Secretary, KKR Financial Holdings LLC (2010—present); Co-General Counsel, Och-Ziff Capital Management Group LLC (2005 - 2010).

(1) ‘‘Independent Trustees’’ are those trustees who are not ‘‘interested persons’’ (as defined in Section 2(a)(19) of the 1940 Act) of the Fund, and ‘‘Interested Trustees’’ are those trustees who are interested persons of the Fund. Mr. Sonneborn is an Interested Trustee because he is the Chief Executive Officer of the Adviser.

(2) The fund complex includes KKR Series Trust, KKR Alternative Corporate Opportunities Fund and KKR Alternative Corporate Opportunities Fund P.

PRIVACY NOTICE

PROTECTION AND SECURITY OF YOUR PERSONAL INFORMATION

KKR Asset Management LLC (“KAM”) respects our investors’ right to privacy. All financial companies choose how they share personal information. Consumers have the right under federal law to limit some, but not all, sharing of personal information. Federal law also requires us to tell you how we collect, share and protect your personal information. This notice is provided by KAM and its affiliates, as listed on Annex A hereto (“KAM”, “we”, or “us”). Please read this notice carefully to understand what we do, and call us at (415) 315-3620 if you have any questions.

The Personal Information We Collect and How We Collect It

We collect the following types of personal information about individuals who are our investors:

•                  Information we receive from investors in subscription agreements, questionnaires and in other forms, such as name, address, account information, social security number, the types and amounts of investments, statements of net worth, telephone number, and other contact information;

•                  Information we receive from investors, affiliates and other companies about investors’ transactions with us, our affiliates, or other financial institutions with which we have relationships; and

•                  Information we receive from third parties such as demographic information and information collected to comply with law and regulation.

When you are no longer an investor with us, we continue to share your information as described in this notice.

How and Why We Share Personal Information

This section lists reasons why financial companies can share their customers’ personal information. With respect to each reason, we explain whether KAM chooses to share for this reason and, if we do share, whether you can limit this sharing.

•                  For everyday business purposes: KAM shares personal information for everyday business purposes, such as to

•                  process your transactions;

•                  provide financial products or services to you;

•                  maintain your investment(s);

•                  secure business services, including printing, mailing, and processing or analyzing data;

•                  secure professional services, including accounting and legal services; or·

•                  respond to court orders and legal investigations.

•                  You cannot limit sharing by KAM for everyday business purposes.

•                  For our marketing purposes: KAM shares personal information for our marketing purposes so that we can offer products and services to you. You cannot limit sharing by KAM for this reason.

•                 For joint marketing with other financial companies: KAM does not share personal information for joint marketing with other financial companies.

•                 For use by affiliates in providing products and services to you: KAM shares personal information for our affiliates’ use in providing you with products and services that meet your financial services needs. You cannot limit sharing by KAM for this reason.

•                  For the everyday business purposes of affiliates: KAM does not share personal information, including information about your credit worthiness, with our affiliates for their everyday business purposes.

•                  For use by affiliates to market to you: KAM does not share personal information with affiliates so that they can market to you.

•                 For use by nonaffiliates to market to you: KAM does not share personal information with nonaffiliates so that they can market to you.

U.S. Federal law gives you the right to limit sharing of your personal information only for use (i) by affiliates everyday business purposes (information about your creditworthiness), (ii) by affiliates to market to you, and (iii) by nonaffiliates to market to you. U.S. State laws and individual companies may give you additional rights to limit sharing.

How We Protect Your Personal Information

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Definitions

Affiliates: Companies related by common ownership or control. They can be financial and nonfinancial companies. KAM does not share with our affiliates, except to provide you products and services that meet your financial needs.

Nonaffiliates: Companies not related by common ownership or control. They can be financial and nonfinancial companies. KAM does not share with nonaffiliates so they can market to you.

Joint Marketing: A formal agreement between nonaffiliated financial companies that together market financial products and services to you. KAM does not jointly market.

Last Updated November 2011

ANNEX A

KKR FI Partners I L.P.

KKR Financial Holdings LLC

KKR Strategic Capital Fund, L.P.

KKR Mezzanine Partners I L.P.

KKR Mezzanine Partners I Feeder L.P.

KKR Mezzanine Partners I Side-by-Side L.P.

KKR Mezzanine Partners Offshore Feeder I L.P.

KKR Equity Strategies L.P.

KKR Lending Partners L.P.

KKR Lending Partners Private Investors L.P.

KKR Lending Partners Offshore Feeder I L.P.

KKR – Keats Capital Partners L.P.

KKR – Milton Capital Partners L.P.

KKR – Milton Co-Investments L.P.

KKR Corporate Credit Partners L.P.

8 Capital Partners L.P.

KKR Floating Rate Fund L.P.

KKR Special Situations (Domestic) Fund L.P.

KKR Special Situations (Offshore) Fund L.P.

KKR Alternative High Yield Fund

KKR Alternative Corporate Opportunities Fund

KKR Alternative Corporate Opportunities Fund P

Item 2.   Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer and principal accounting officer.

Item 3.   Audit Committee Financial Expert.

(a)(1)  The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)  The audit committee financial expert is Tobin V. Levy.  Mr. Levy is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.   Principal Accountant Fees and Services.

Deloitte & Touche LLP billed the Trust aggregate fees for services rendered to the Trust for the fiscal year as follows:

		Fiscal Year Ended October 31, 2012
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$20,000	$0	$0
(b)	Audit-Related Fees	$0	$0	$0
(c)	Tax Fees	$0	$0	$0
(d)	All Other Fees	$0	$0	$0

(e)(1)      The Audit Committee pre-approves, to the extent required by applicable regulations (including paragraph (c)(7) of Rule 2-01 of Regulation S-X), (i) all audit and permitted non-audit services rendered by the independent accountants to the registrant and (ii) all non-audit services rendered by the independent accountants to the registrant’s investment adviser and to certain affiliates of the investment adviser.

(e)(2)      Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

2012

Audit-Related Fees	n/a

Tax Fees	0%

All Other Fees	n/a

(f)            Not applicable.

(g)           The aggregate non-audit fees and services billed by Deloitte & Touche LLP for the fiscal period were $0.

(h)           Not applicable.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

None.

Item 11.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)           There have been no changes in the registrant’s internal control over financial reporting during the period from October 23, 2012 (commencement of operations) to October 31, 2012 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KKR Series Trust

By	/s/ William C. Sonneborn
William C. Sonneborn
President and Chief Executive Officer

Date: December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William C. Sonneborn
William C. Sonneborn
President and Chief Executive Officer
Date: December 20, 2012

By	/s/ Michael R. McFerran
Michael R. McFerran
Treasurer and Chief Financial Officer
Date: December 20, 2012